OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other liabilities

	2025	2024
NSR royalty (note 18 (a))	1,286	971
Lease payment obligation (note 18 (b))	24,120	24,251
Total other liabilities	25,406	25,222
Current	18,933	14,190
Non-current	6,473	11,032

Schedule of NSR royalty

	2025	2024	2023
Balance, beginning of year	971	826	638
Royalty payments	(2,025)	(1,699)	(1,452)
Increase in NSR obligations	2,340	1,844	1,640
Balance, end of year	1,286	971	826

Schedule of lease liability obligation

	2025	2024	2023
Balance, beginning of year	24,251	38,654	39,252
Acquisition of Bluestone	7	-	-
Acquisition of MSG (Note 5 (b))	3,186	-	-
Change in estimate (a)	6,926	2,711	3,585
Accretion expense (Note 24)	4,231	9,144	7,120
Lease payments (Principal)	(12,688)	(13,285)	(13,395)
Lease payments (Interest)	(3,294)	(3,917)	-
Foreign exchange	1,501	(9,056)	2,092
Balance, end of year	24,120	24,251	38,654
Current	17,647	13,216	13,945
Non-current	6,473	11,035	24,709

(a) Mainly related to the contractual increase in lease payments of the subsidiary Apoena, which resulted in the remeasurement of the related lease liability.